Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net Profit	€ 145,690	€ 143,016	€ 134,269
Gains/(losses) from remeasurement of employee defined benefit plans	(243)	842	(151)
Gains/(losses) from remeasurement of the agent termination plan	15	64	55
Tax effect relating to those components of OCI	15	(236)	26
Other comprehensive income (loss) that will not be classified subsequently to profit or loss	(213)	670	(70)
Exchange difference on translation of foreign operations	4,604	7,098	12,243
Changes in the fair value of cash flow hedging instruments	(4,092)	8,747	2,721
Changes in the time value element - cost of hedge	126	(235)
Tax effect relating to those components of OCI	932	(2,043)	(653)
Other comprehensive income that might be classified subsequently to profit or loss	1,570	13,567	14,311
Total other comprehensive income, net of tax	1,357	14,237	14,241
Total Comprehensive Income	147,047	157,253	148,510
Attributable to:
Equity holders of the parent	147,019	157,058	148,550
Non-controlling interests	28	195	(40)
Total Comprehensive Income	€ 147,047	€ 157,253	€ 148,510